Hatteras Master Fund LP	Schedule of Investments
	June 30, 2021 (Unaudited)

Investments in Adviser Funds — (98.76%)	Shares	Cost	Fair Value
Event Driven — (4.94%)
Harbinger Capital Partners Fund I, L.P. (Acquired 10/1/2007)(a)(b)(c)(d)		11,188,444	91,849
Harbinger Credit Distressed Blue Line Fund, L.P. (Acquired 4/1/2010)(a)(b)(c)(e)		12,326,927	1,522,447
King Street Capital, L.P. (Acquired 12/1/2017)(a)(b)(c)(e)		614,414	574,530
SGOF Liquidating Master LTD. (Acquired 6/30/2020) (a)(b)(c)(d)		415,757	823,247
Sculptor Asia Domestic Partners, L.P. (Acquired 1/1/2006)(a)(b)(c)(d)		1,511	503
Third Point Partners Qualified, L.P. (Acquired 8/1/2017)(a)(b)(c)(e)		7,952,500	12,229,416
Total Event Driven		32,499,553	15,241,992

Long Short Equity — (0.98%)
PIPE Equity Partners (Acquired 10/1/2004)(a)(b)(c)		3,845,244	134
PIPE Select Fund, LLC (Acquired 10/1/2004)(a)(b)(c)		3,218,604	2,155,093
Valiant Capital Partners, L.P. (Acquired 9/1/2008)(a)(b)(c)(e)		354,270	874,643
Total Long Short Equity		7,418,118	3,029,870

Macro — (4.45%)
Aspect US Fund LLC - Diversified Class (Acquired 10/10/2017)(a)(b)(e)		5,939,109	6,563,385
Graham Absolute Return Trading Ltd. (Acquired 12/1/2017)(a)(b)(e)		6,507,802	7,082,076
Touradji Private Equity Onshore Fund, LTD. (Acquired 3/1/2009)(a)(b)(c)(d)(i)		1,773,870	98,980
Total Macro		14,220,781	13,744,441

Relative Value — (3.75%)
BDCM Partners I, L.P. (Acquired 2/1/2012)(a)(b)(c)		3,659,061	3,319,492
D.E. Shaw Composite Fund, LLC (Acquired 4/1/2006) (a)(b)(c)		123,745	137,101
Drawbridge Special Opportunities Fund, L.P. (Acquired 4/1/2006)(a)(b)(c)		154,567	177,943
HBK Multi-Strategy Fund, L.P. (Acquired 7/1/2017)(a)(b)(c)(e)		6,612,983	7,909,064
Stark Investments, L.P. (Acquired 11/1/2010)(a)(b)(c)		50,084	16,807
Stark Select Asset Fund, LLC (Acquired 2/1/2010)(a)(b)(c)		19,907	17,768
Total Relative Value		10,620,347	11,578,175

Private Investments — (84.64%)
ABRY Advanced Securities Fund III, L.P. (Acquired 6/1/2014)(a)(b)(d)		3,223,741	2,880,053
ABRY Advanced Securities Fund, L.P. (Acquired 8/1/2008)(a)(b)(d)		229,936	83,483
ABRY Partners VI, L.P. (Acquired 3/3/2008)(a)(b)		1,447,267	147,691
ABRY Partners VII, L.P. (Acquired 11/8/2011)(a)(b)		1,852,727	1,401,312
ABRY Partners VIII, L.P. (Acquired 5/1/2015)(b)(d)		1,318,962	1,298,746
Accel-KKR Capital Partners III, L.P. (Acquired 9/30/2008)(a)(b)		-	31,855
Accel-KKR Capital Partners IV, L.P. (Acquired 7/1/2013)(b)		1,720,664	3,045,181
Angeles Equity Partners I, L.P. (Acquired 1/11/2016)(b)(e)		898,942	1,299,097
Arclight Energy Partners Fund V, L.P. (Acquired 7/1/2006)(a)(b)		2,472,811	1,399,155
Ascendent Capital Partners I, L.P. (Acquired 7/1/2012)(b)(d)(e)		1,037,699	398,095
BDCM Opportunity Fund II, L.P. (Acquired 3/1/2006)(b)(e)		1,167,846	562,862
Benson Elliot Real Estate Partners II, L.P. (Acquired 6/1/2006)(a)(b)(g)		2,644,874	93,840
Cadent Energy Partners II, L.P. (Acquired 2/1/2008)(b)(e)		4,667,188	2,870,163
Canaan Natural Gas Fund X, L.P. (Acquired 8/7/2008)(a)(b)(i)		6,152,301	-
CDH Fund IV, L.P. (Acquired 7/13/2010)(b)(d)		1,035,991	2,146,916
China Special Opportunities Fund III, L.P. (Acquired 1/18/2011)(b)(d)		3,963,968	4,048,731
Claremont Creek Ventures II, L.P. (Acquired 11/22/2008)(a)(b)		2,946,392	1,403,240
Claremont Creek Ventures, L.P. (Acquired 12/1/2005)(a)(b)		1,476,005	8,777
Colony Investors VII, L.P. (Acquired 3/1/2006)(a)(b)		2,221,355	31,700
Colony Investors VIII, L.P. (Acquired 10/12/2006)(b)		6,143,940	150,800
Crosslink Crossover Fund V, L.P. (Acquired 3/1/2007)(a)(b)		234,054	340,332
Crosslink Crossover Fund VI, L.P. (Acquired 5/31/2011)(a)(b)		2,252,139	6,044,838
CX Partners Fund LTD. (Acquired 4/1/2009)(b)(d)		1,963,959	1,825,960
Dace Ventures I, L.P. (Acquired 6/1/2007)(a)(b)		2,300,695	924,690
Darwin Private Equity I, L.P. (Acquired 8/1/2007)(b)(g)		4,723,624	598,162
EMG AE Permian Co-Investment, L.P. (Acquired 7/1/2014)(a)(b)(e)		3,000,000	-
EMG Ascent 2016, L.P. (Acquired 12/28/2015)(a)(b)(e)		4,203,815	5,051,603
EMG Ascent Secondary Fund, L.P. (Acquired 9/7/2017)(a)(b)(e)		116,829	168,192
EMG Investment, LLC (Acquired 12/21/2010)(b)(e)		-	555
EnerVest Energy Institutional Fund X-A, L.P. (Acquired 6/1/2005)(a)(b)		2,155,939	5,112
EnerVest Energy Institutional Fund XI-A, L.P. (Acquired 4/1/2007)(a)(b)		6,143,719	25,685
Fairhaven Capital Partners, L.P. (Acquired 3/1/2008)(a)(b)(e)		4,526,074	1,575,091
Florida Real Estate Value Fund, L.P. (Acquired 11/12/2010)(b)		-	8,372
Forum European Realty Income III, L.P. (Acquired 2/1/2008)(b)(d)		1,945,475	211,058
Garrison Opportunity Fund, LLC (Acquired 1/12/2010)(a)(b)		-	160,531
Garrison Opportunity Fund II A, LLC (Acquired 3/8/2011)(a)(b)		-	937,184
Gavea Investment Fund II, L.P. (Acquired 5/1/2007)(a)(b)(d)		-	19,623
Gavea Investment Fund III, L.P. (Acquired 9/18/2008)(a)(b)(d)		-	103,778
Glade Brook Private Investors III LLC (Acquired 11/1/2014)(a)(b)(e)		3,198,543	2,620,531
Glade Brook Private Opportunities Fund, LLC (Acquired 5/1/2015)(a)(b)(e)		586,393	462,797
Glade Brook Private Investors X LLC (Acquired 11/08/2017)(a)(b)		-	-
Great Point Partners I, L.P. (Acquired 4/1/2006)(a)(b)		985,634	252,821
Greenfield Acquisition Partners V,L.P. (Acquired 4/1/2008)(b)		2,331,247	53,026
GTIS Brazil Real Estate Fund, L.P. (Acquired 7/25/2008)(b)(e)		6,052,585	3,920,842
Halifax Capital Partners II, L.P. (Acquired 8/1/2012)(b)		1,690	47,778
Halifax Capital Partners III, L.P. (Acquired 8/1/2012)(b)		3,247,780	3,203,607
Hancock Park Capital III, L.P. (Acquired 3/1/2006)(a)(b)		808,899	183,363
Intervale Capital Fund, L.P. (Acquired 2/1/2008)(a)(b)		2,436,356	2,360,147
J.C. Flowers III, L.P. (Acquired 10/1/2009)(b)(d)		3,413,082	1,059,835
L C Fund V, L.P. (Acquired 7/1/2011)(b)(d)		2,608,970	3,009,335
Light Street Argon, L.P. (Acquired 5/1/2014)(a)(b)(e)		757,340	969,368
Light Street SPVH, L.P. (Acquired 8/25/2015)(a)(b)(e)		2,000,000	2,273,687
Lighthouse Capital Partners VI, L.P. (Acquired 2/1/2007)(a)(b)		83,588	9,475
Lyfe Capital Fund, L.P. (Acquired 11/6/2015)(b)(d)		2,163,428	5,044,695
Merit Energy Partners F-II, L.P. (Acquired 3/1/2006)(a)(b)		1,065,656	191,224
Mid Europa Fund III, L.P. (Acquired 10/1/2007)(b)(h)		3,329,845	9,823
Monomoy Capital Partners III, L.P. (Acquired 5/6/2011)(b)		2,094,359	1,961,427
Natural Gas Partners IX, L.P. (Acquired 12/1/2005)(b)		564,297	326,132
New Horizon Capital III, L.P. (Acquired 1/1/2009)(b)(d)		783,906	1,971,254
NGP Energy Technology Partners II, L.P. (Acquired 1/23/2009)(b)		3,383,433	1,565,122
NGP Midstream & Resources Follow-On Fund, L.P. (Acquired 10/7/2007)(b)		649,307	1,427,440
NGP Midstream & Resources, L.P. (Acquired 10/7/2007)(b)		2,507,471	435,242
Northstar Equity Partners III Limited (Acquired 6/1/2011)(b)(d)(e)		2,931,496	2,369,576
ORBIS Real Estate Fund I, L.P. (Acquired 11/1/2006)(a)(b)(f)		2,254,564	277,437
Orchid Asia IV, L.P. (Acquired 8/1/2007)(b)(d)(e)		2,523,435	25,520,286
Patron Capital III, L.P. (Acquired 3/1/2007)(b)(g)		3,654,448	281,072
Phoenix Asia Real Estate Investments L.P. (Acquired 9/24/2007)(a)(b)(d)		2,235,211	2,128,446
Pine Brook Capital Partners, L.P. (Acquired 2/1/2008)(b)		4,596,155	610,157
Private Equity Investment Fund IV, L.P. (Acquired 3/1/2006)(a)(b)(e)		1,204,730	193,460
Private Equity Investment Fund V, L.P (Acquired 4/1/2009)(a)(b)(e)		12,442,343	6,965,626
Rockwood Capital Real Estate Partners Fund VII, L.P. (Acquired 9/1/2006)(b)		2,913,547	45,336
Roundtable Healthcare Partners II, L.P. (Acquired 10/29/2010)(a)(b)		-	1,618
Roundtable Healthcare Partners III, L.P. (Acquired 10/29/2010)(a)(b)(e)		4,165,689	9,145,001
Saints Capital VI, L.P. (Acquired 4/1/2008)(b)		5,286,496	855,643
Sanderling Venture Partners VI Co-Investment L.P. (Acquired 5/1/2005)(a)(b)		509,878	406,183
Sanderling Venture Partners VI, L.P. (Acquired 5/1/2005)(b)		687,045	634,242
SBC U.S. Fund II, L.P. (Acquired 8/30/2011)(a)(b)		2,219,706	849,769
Sentient Global Fund IV, L.P. (Acquired 6/1/2011)(a)(b)(e)		5,536,592	2,235,981
Sentient Global Resources Fund III, L.P. (Acquired 7/21/2008)(b)(d)(e)		11,966,779	3,391,558
Singerman Real Estate Opportunity Fund, L.P. (Acquired 5/28/2012)(b)		1,019,675	641,386
Sovereign Capital L.P. III (Acquired 3/22/2010)(b)(g)		-	1,026,666
Square Mile Partners III, L.P. (Acquired 7/17/2008)(a)(b)		1,791,262	25,913
Sterling Capital Partners Venture Fund II, L.P. (Acquired 8/1/2005)(a)(b)		1,359,210	129,317
Sterling Group Partners III, L.P. (Acquired 4/21/2010)(a)(b)		2,994,912	458,418
Strategic Value Global Opportunities Fund I-A, L.P. (Acquired 11/1/2006)(a)(b)		1,836,663	1,288,962
Sweetwater Secondaries Fund II LP (Acquired 6/12/2018) (a)(b)(e)		19,979,712	34,254,441
TDR Capital AS 2013 L.P. (Acquired 12/1/2013)(a)(b)(g)		6,184,080	21,495
Tenaya Capital V, L.P. (Acquired 7/1/2007)(b)(e)		1,962,993	1,010,193
The Column Group, L.P. (Acquired 7/7/2007)(a)(b)(e)		4,103,265	6,756,264
The Energy & Minerals Group Fund II L.P. (Acquired 6/1/2011)(b)(e)		4,040,468	5,261,440
The Energy & Minerals Group Fund III L.P. (Acquired 10/8/2015)(b)(e)		2,918,996	1,393,732
The Energy & Minerals Group Fund IV L.P. (Acquired 10/8/2015)(b)(e)		1,949,666	2,013,767
The Founders Fund III, L.P. (Acquired 5/24/2010)(a)(b)(e)		2,874,836	22,255,038
The Founders Fund IV, L.P. (Acquired 1/1/2012)(a)(b)(e)		1,062,210	15,998,999
The Founders Fund VI, L.P. (Acquired 9/1/2017)(a)(b)(e)		954,576	1,951,633
Tiger Global Private Investments Partners X, L.P. (Acquired 12/31/2016)(b)(d)(e)		1,970,347	6,083,272
Tiger Global Private Investments Partners VI, L.P. (Acquired 11/8/2010)(b)(d)(e)		2,216,261	4,563,009
Tiger Global Private Investments Partners VII, L.P. (Acquired 2/24/2012)(b)(d)(e)		1,685,545	2,475,360
Towers Two Limited (Acquired 9/1/2014)(a)(b)(f)		7,419,169	12,494,644
TPF II, L.P. (Acquired 10/1/2008)(a)(b)		1,814,310	177,727
Trivest Fund IV, L.P. (Acquired 11/1/2007)(a)(b)(e)		862,306	62,558
Trivest Fund V, L.P. (Acquired 5/24/2013)(b)(e)		2,177,229	2,093,188
Trivest Growth Investment Fund (Acquired 1/17/2017)(b)(e)		1,711,920	2,305,713
Urban Oil and Gas Partners A-1, L.P. (Acquired 4/29/2010)(a)(b)		6,874,263	144,000
Urban Oil and Gas Partners B-1, L.P. (Acquired 12/1/2012)(b)		2,186,682	2,059,715
VCFA Private Equity Partners IV, L.P. (Acquired 3/1/2005)(b)		1,027,985	107,910
VCFA Venture Partners V, L.P. (Acquired 9/1/2006)(b)		2,764,467	1,373,640
Voyager Capital Fund III, L.P. (Acquired 5/1/2007)(a)(b)(e)		1,580,421	628,377
WCP Real Estate Fund I, L.P. (Acquired 4/1/2007)(a)(b)		742,933	77,654
Westview Capital Partners II, L.P. (Acquired 8/21/2009)(a)(b)		1,556,290	1,009,575
Zero2IPO China Fund II, L.P. (Acquired 8/8/2008)(a)(b)(d)		3,077,026	647,916
Total Investments in Private Investments		285,070,532	261,364,747
Total Investments in Adviser Funds		349,829,331	304,959,225

Investments in Private Companies — (0.08%)
Roblox Corporation - Class A		238,581	260,402
Total Investments in Private Companies		238,581	260,402

Investments in Mutual Funds — (4.85%)
Goldman Sachs Absolute Return Tracker Fund - Institutional Class		15,000,000	14,985,795
Total Invesmtents in Mutual Funds		15,000,000	14,985,795

Total Investments in Advisor Funds and Securities (103.70%)		349,829,331	320,205,422
Liabilities in Excess of Other Assets (-3.70%)			(11,413,608)
Partners’ Capital — (100.00%)			308,791,814

(a) Non-income producing.
(b) Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
(c) The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of
June 30, 2021 was $53,311,888 and $29,949,017, respectively.
(d) Domiciled in Cayman Islands.
(e) All or a portion of this position is held in custody by U.S Bank N.A., as collateral for a credit facility.
The total cost and fair value of these investments as of June 30, 2021 was $177,773,339 and $217,856,916, respectively.
(f) Domiciled in Mauritius.
(g) Domiciled in United Kingdom.
(h) Domiciled in Guernsey.
(i) Security value is determined using significant unobservable inputs. The fair value of these investments as of June 30, 2021 was $98,980, which reprents 0.03% of partners' capital.

Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

Investments at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments in Adviser Funds
Event Driven	$-	$-	$-	$15,241,992	$15,241,992
Long Short Equity	-	-	-	3,029,870	3,029,870
Macro	-	-	98,980	13,645,461	13,744,441
Relative Value	-	-	-	11,578,175	11,578,175
Private Investments	-	-	-	261,364,747	261,364,747
Investments in Private Companies	-	-	-	-	-
Other Financial Instruments
Private Companies Call Options	-	-	-	-	-
Total	$-	$-	$98,980	$304,860,245	$304,959,225

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2021	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions	Gross Purchases	Gross Sales	Balance as of June 30, 2021
Private Investments	$98,980	$-	$-	$-	$-	$-	$98,980
Private Companies	-	-	-	-	-	-	-
Total Level 3 Investments	$98,980	$-	$-	$-	$-	$-	$98,980

For the period ended June 30, 2021, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

The change in unrealized appreciation/(depreciation) during the period from Level 3 investments held at June 30, 2021 is $-.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2021:

	Fair Value as of June 30, 2020	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$98,980	Dilution estimate	Partner commitment percentage
Private Companies	-	Current value method	Recent round of financing
Total Level 3 Investments	$98,980